INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS	12 Months Ended
Dec. 31, 2017
INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS
INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS

16. INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS

Starting from 2015, following the changes in the Company’s organizational structure, the Company’s chief operating decision maker (“CODM”) is the management committee including its CEO, COO and a group of COO’s direct reports. The Company reports its financial performance based on the following reportable segments: Search and Portal, E-commerce, Taxi and Classifieds. The results of the Company’s remaining operating segments, including Media Services, Yandex Data Factory, Discovery Services and Search and Portal in Turkey, that do not meet the quantitative or the qualitative thresholds for disclosure, are combined into the other category defined as Experiments which is shown separately from the reportable segments and reconciling items.

Reportable segments derive revenues from the following services:

•

Search and Portal offers a broad range of services in Russia, Belarus, Kazakhstan and, for periods prior to the imposition of sanctions on Yandex by the government of Ukraine in May 2017, all services of the Company offered in Ukraine, among which are search, location-based, personalized and mobile services, that enable the Company’s users to find relevant and objective information quickly and easily and to communicate and connect over the internet, from both their desktops and mobile devices;

•

E-commerce — the Company’s Yandex.Market e-commerce gateway service gives retailers an additional platform to reach customers seeking specific retailer, product or price information. Product search on Yandex.Market is designed to deliver the most relevant shopping results to the Company’s users;

•	Classifieds derives revenues from online advertising and listing fees;
•

Taxi derives revenue from commissions for providing ride-sharing services related to the Company's Yandex.Taxi service and Food delivery business (FoodFox acquired in December 2017). Yandex.Taxi operated in 167 cities with 100,000+ population, and in 56 cities with population of 50,000+ across Russia, Georgia, Armenia, Kazakhstan, Belarus, Moldova and Kyrgyzstan as of December 31, 2017.

The Company accounts for intersegment revenues as if the services were provided to third parties, that is, at the level approximating current market prices.

The measures of the segments’ profits and losses that are used by the CODM to assess segment performance and decide how to allocate resources are presented below. Each segment’s assets and capital expenditures are not reviewed by the CODM.

	2015	2016	2017	2017
	RUB	RUB	RUB	$
Search and Portal:
Revenues from external customers	54,073	66,760	80,455	1,396.9
Intersegment revenues	1,832	2,496	3,520	61.1
Depreciation and amortization	(6,894)	(8,858)	(10,408)	(180.7)
Adjusted operating income	15,199	20,020	26,551	461.0
E-commerce:
Revenues from external customers	3,400	4,718	4,968	86.2
Intersegment revenues	—	—	—	—
Depreciation and amortization	(115)	(72)	(54)	(0.9)
Adjusted operating income	1,624	1,363	1,556	27.0
Classifieds:
Revenues from external customers	894	1,304	2,082	36.1
Intersegment revenues	—	—	—	—
Depreciation and amortization	(16)	(20)	(53)	(0.9)
Adjusted operating income / (loss)	130	(74)	85	1.5
Taxi:
Revenues from external customers	984	2,313	4,891	84.9
Intersegment revenues	—	—	—	—
Depreciation and amortization	(27)	(39)	(46)	(0.8)
Adjusted operating income / (loss)	136	(2,125)	(8,009)	(139.0)
Experiments:
Revenues from external customers	441	830	1,658	28.8
Intersegment revenues	—	—	—	—
Depreciation and amortization	(739)	(618)	(678)	(11.8)
Adjusted operating loss	(3,409)	(2,182)	(1,968)	(34.3)
Eliminations:
Revenues from external customers	—	—	—	—
Intersegment revenues	(1,832)	(2,496)	(3,520)	(61.1)
Depreciation and amortization	—	—	—	—
Adjusted operating income	—	—	—	—
Total:
Revenues from external customers	59,792	75,925	94,054	1,632.9
Intersegment revenues	—	—	—	—
Depreciation and amortization	(7,791)	(9,607)	(11,239)	(195.1)
Adjusted operating income	13,680	17,002	18,215	316.2

The reconciliation between adjusted operating income and net income is as follows:

	2015	2016	2017	2017
	RUB	RUB	RUB	$

Adjusted operating income	13,680	17,002	18,215	316.2
Less: share-based compensation expense	(2,718)	(3,422)	(4,193)	(72.8)
Add: interest income	3,037	2,863	2,909	50.5
Less: interest expense	(1,293)	(1,208)	(897)	(15.6)
Add: other income/(loss), net	2,259	(3,395)	(1,466)	(25.4)
Less: goodwill impairment	(576)	—	—	—
Less: operating losses resulting from sanctions in Ukraine	—	—	(404)	(7.0)
Less: amortization of acquisition-related intangible assets	(502)	(488)	(379)	(6.6)
Less: compensation expense related to contingent consideration	(291)	(245)	(203)	(3.5)
Less: provision for income taxes	(3,917)	(4,324)	(4,926)	(85.5)
Net income	9,679	6,783	8,656	150.3

The Company’s revenues consist of the following:

	2015	2016	2017	2017
	RUB	RUB	RUB	$
Advertising revenue(1):
Yandex websites	43,099	52,888	65,149	1,131.1
Yandex ad network websites	15,111	19,691	22,251	386.3
Total advertising revenue	58,210	72,579	87,400	1,517.4
Other revenues	1,582	3,346	6,654	115.5
Total revenues	59,792	75,925	94,054	1,632.9
(1)

The Company records revenue net of VAT, sales agency commissions and bonuses and discounts. Because it is impractical to track commissions, bonuses and discounts for online advertising revenues generated on Yandex websites and on those of the Yandex ad network members separately, the Company has allocated commissions, bonuses and discounts between its Yandex websites and the Yandex ad network websites proportionately to their respective gross revenue contributions.

Revenues by geography are based on the billing address of the customer. The following table sets forth revenues and long‑lived assets other than financial instruments and deferred tax assets by geographic area:

	2015	2016	2017	2017
	RUB	RUB	RUB	$
Revenues:
Russia	54,688	69,619	87,470	1,518.6
Rest of the world	5,104	6,306	6,584	114.3
Total revenues	59,792	75,925	94,054	1,632.9
Long-lived assets:
Russia	23,636	24,499	30,689	532.8
Finland	11,115	8,327	6,802	118.1
US	1,109	684	4	0.1
Rest of the world	1,071	862	583	10.1
Total long-lived assets	36,931	34,372	38,078	661.1